PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 29, 2018 USD ($)	Dec. 28, 2019 USD ($) employee	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)
Components of net periodic benefit cost (credit)
Recognized loss on settlements				$ 444.1	$ 93.7
ADPP
Defined Benefit Plans
Number of active and former employees and their beneficiaries | employee				8,300
Settlements			$ 152.0	$ 749.0
Additional Settlements				$ 4.0
Number of remaining former employees and their beneficiaries | employee				200
Noncash charges associated with termination settlement of the plan, net of tax			85.0
Noncash charges associated with termination settlement of the plan, tax benefits			19.0
Employer contributions		$ 200.0
Tax benefit associated with termination of pension plan				$ 179.0
Cash contribution				10.0
Components of net periodic benefit cost (credit)
Recognized loss on settlements				(444.0)
U.S.
Defined Benefit Plans
Settlements				754.0	173.1
Plan Assets			735.6	0.0	735.6	$ 740.2
Employer contributions				18.4	233.9
Components of net periodic benefit cost (credit)
Actuarial loss (gain)				(27.1)	(13.2)
U.S. | ADPP
Defined Benefit Plans
Employer contributions	$ 200.0			10.0
International
Defined Benefit Plans
Settlements				4.5	9.5
Plan Assets			$ 631.8	734.4	631.8	$ 683.7
Employer contributions				13.6	14.7
Components of net periodic benefit cost (credit)
Actuarial loss (gain)				$ 56.8	$ (58.8)
International | Equity Securities
Defined Benefit Plans
Target assets allocation (as a percent)				32.00%
International | Fixed income securities and cash
Defined Benefit Plans
Target assets allocation (as a percent)				44.00%
International | Other investments
Defined Benefit Plans
Target assets allocation (as a percent)				24.00%